Organization, Summary of Significant Accounting Policies and New Accounting Standards - Property, Equipment, Software and Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Finance lease ROU assets, carrying value			$ 14,381,000
Asset impairment charges			0	$ 0	$ 0
Social Finance, Inc.
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance				78,013,000
Property, plant and equipment, accumulated depreciation				(18,460,000)
Property, plant and equipment, carrying value				59,553,000
Finance lease ROU assets, gross balance			15,100,000
Finance lease ROU assets, accumulated amortization			(719,000)
Finance lease ROU assets, carrying value			14,381,000
Total property, plant and equipment including finance leases, gross balance			120,003,000
Total property, plant and equipment including finance leases, accumulated depreciation/amortization			(38,514,000)
Total property, plant and equipment including finance leases, carrying value	$ 82,825,000		81,489,000	59,553,000
Depreciation and amortization	$ 25,977,000	$ 4,715,000	69,832,000	15,955,000	10,912,000
Social Finance, Inc. | Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance			13,494,000	6,518,000
Property, plant and equipment, accumulated depreciation			(6,037,000)	(3,052,000)
Property, plant and equipment, carrying value			7,457,000	3,466,000
Social Finance, Inc. | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance			36,725,000	35,571,000
Property, plant and equipment, accumulated depreciation			(7,920,000)	(3,923,000)
Property, plant and equipment, carrying value			28,805,000	31,648,000
Social Finance, Inc. | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance			12,361,000	9,736,000
Property, plant and equipment, accumulated depreciation			(5,251,000)	(3,134,000)
Property, plant and equipment, carrying value			7,110,000	6,602,000
Social Finance, Inc. | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance			42,323,000	26,188,000
Property, plant and equipment, accumulated depreciation			(18,587,000)	(8,351,000)
Property, plant and equipment, carrying value			23,736,000	17,837,000
Abandonment costs			$ 0	2,137,000	0
Social Finance, Inc. | Finance lease ROU assets
Property, Plant and Equipment [Line Items]
Right of use asset estimated useful life			7 years
Social Finance, Inc. | Property, Plant, Equipment and Finance Lease ROU Assets
Property, Plant and Equipment [Line Items]
Depreciation and amortization			$ 20,097,000	$ 12,947,000	$ 7,609,000
Minimum | Social Finance, Inc.
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			2 years 6 months
Maximum | Social Finance, Inc.
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			7 years